Cover Page Cover Page	Jul. 25, 2023
Cover [Abstract]
Document Period End Date	Jul. 25, 2023
Document Period End Date	NYSE
Entity Registrant Name	CRANE NXT, CO.
Document Type	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	CXT
Pre-commencement Tender Offer	false
Written Communications	false
Entity Tax Identification Number	88-0706021
City Area Code	610
Local Phone Number	430-2510
Entity Emerging Growth Company	false
Entity Central Index Key	0000025445
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-1657
Entity Address, Postal Zip Code	02451
Entity Address, State or Province	MA
Entity Address, City or Town	Waltham
Entity Address, Address Line One	950 Winter Street 4th Floor
Soliciting Material	false
Document Type	8-K